SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Accounting Policies [Abstract]
Advertising expense	$ 0	$ 0	$ 0
Government subsidies	50,000.00	10,000.00	30,000.00
Interest and penalties	0	0	0
Unrecognized uncertain tax positions	0	0	0
Retirement plan costs	200,000	$ 100,000	$ 100,000
Deposit assets					$ 74,360	$ 100,000
Cash balance	700,000			$ 800,000
Bank and cash balance subject to credit risk	$ 800,000